Other Liabilities, Long-term and Related Party Other Liabilities, Long-term - Additional Information (Detail) - Micromidas, Inc. - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2019	May 31, 2019	Nov. 30, 2016	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Line Items]
Prepayment from stockholder			$ 5,000,000
Debt instrument, accrued interest		$ 189,169
Stockholder [Member]
Other Liabilities [Line Items]
Other long-term debt				$ 5,105,055	$ 5,105,055	$ 5,000,000
Prepayment from stockholder			$ 5,000,000
Repayment period			5 years
Amount of repayment under prepayment agreement			$ 7,500,000
Repayment percentage of prepayment agreement amount			150.00%
Loan facility interest rate			0.25%	2.16%	2.16%
Loan facility term			5 years
Debt instrument, accrued interest				$ 123,102	$ 117,293	42,462
Prepayment Agreement [Member]
Other Liabilities [Line Items]
Other long-term debt	$ 5,000,000			$ 2,500,000	$ 2,500,000	$ 2,500,000
Percentage of prepayment applied against future purchases	100.00%
Period of customer capacity reservation	10 years
Prepayment Agreement [Member] | Installment One [Member]
Other Liabilities [Line Items]
Debt instrument periodic payment	$ 2,500,000
Date of payment of prepayment agreement	2019-10
Prepayment Agreement [Member] | Installment Two [Member]
Other Liabilities [Line Items]
Debt instrument periodic payment	$ 2,500,000
Period of payment of prepayment agreement	30 days